Long-Term Investments (Details)							1 Months Ended				6 Months Ended	12 Months Ended
	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Aug. 31, 2019 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 06, 2022	Jun. 13, 2022 USD ($)	Jun. 13, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Apr. 30, 2021 USD ($)	Apr. 30, 2021 CNY (¥)	May 31, 2019	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Nov. 30, 2017 CNY (¥)
Long-Term Investments [Line Items]
Cash consideration												$ 4,682,669	$ 4,342,117
Gain or loss on investment												146,361	198,176	$ 365,721
Payment for nvestment (in Yuan Renminbi)												(277,960)							¥ 10,000,000
Cash consideration (in Yuan Renminbi)																					$ 29,467,667	¥ 200,000,000
Suzhou Investment [Member]
Long-Term Investments [Line Items]
Cash consideration																											$ 121,548	¥ 850,000
Jiazhong [Member]
Long-Term Investments [Line Items]
Gain or loss on investment												147,781	197,041	365,102
Paid consideration																		$ 1,429,981	10,000,000
Investment in Xingshuizhixing [Member]
Long-Term Investments [Line Items]
Invest amount																								$ 1,143,985	¥ 8,000,000
Jinshuibanlv [Member]
Long-Term Investments [Line Items]
Equity interest percentage																								4.00%	4.00%
Full impairment											$ 1,129,800
Yinzhirun [Member]
Long-Term Investments [Line Items]
Cash consideration					$ 285,996	¥ 2,000,000
Cheyi [Member]
Long-Term Investments [Line Items]
Equity interest percentage																							0.50%
Collection of account receivables	$ 227,041	¥ 1,587,719
Membership service amount (in Yuan Renminbi) | ¥																							¥ 1,500,000
Yunshang E-commerce[Member]
Long-Term Investments [Line Items]
Cash consideration | ¥									¥ 3,000,000
Outu [Member]
Long-Term Investments [Line Items]
Paid consideration															$ 71,499	¥ 500,000
Qianshier [Member]
Long-Term Investments [Line Items]
Full impairment															74,337
Collection of account receivables																		71,499	500,000
Yueteng [Member]
Long-Term Investments [Line Items]
Collection of account receivables							$ 71,499	¥ 500,000
Funeng [Member]
Long-Term Investments [Line Items]
Paid consideration																		$ 38,609	¥ 270,000
Full impairment											38,131
Cash consideration | ¥										¥ 570,000
Jiamenkou [Member]
Long-Term Investments [Line Items]
Full impairment															74,337
Suzhou Investment [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding																											17.00%	17.00%
Cash consideration												37,240	37,076
Gain or loss on investment												(1,420)	1,135	$ 619
Jiazhong [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding																		33.00%	33.00%
Cash consideration												2,137,569	1,902,381
Zhongfei [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding	3.00%	3.00%
Cash consideration												428,994	410,998
Equity interest percentage																							3.00%
Full impairment											$ 282,450				446,025
Collection of account receivables	$ 428,994	¥ 3,000,000
Customized service amount (in Yuan Renminbi) | ¥																							¥ 3,000,000
Yinzhirun [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding					0.45%	0.45%
Cash consideration												285,996	273,999
Cheyi [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding	0.50%	0.50%
Cheyi Tongcheng [Member]
Long-Term Investments [Line Items]
Full impairment															236,053
Wanchang [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding			11.11%	11.11%																0.64%
Paid consideration | ¥																			¥ 500,000
Cash consideration			$ 71,499	¥ 500,000
Outu [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding									15.00%
Cash consideration												71,499	68,500
Full impairment															74,337
Qianshier [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding																		5.00%	5.00%
Cash consideration												71,499	68,500
Jiamenkou [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding							5.00%	5.00%
Cash consideration												71,499	68,500
Collection of account receivables							$ 71,499	¥ 500,000
Yueteng [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding							5.00%	5.00%
Cash consideration												71,499	68,500
Taizhoujia [Member]
Long-Term Investments [Line Items]
Full impairment															$ 74,337
Funeng [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding										19.00%
Cash consideration												$ 38,609	$ 36,990
Investment in Car Service [Member]
Long-Term Investments [Line Items]
Percentage of acquired shareholding																										0.98%			1.50%
Full impairment																	$ 27,900
Investment in Car Service [Member]
Long-Term Investments [Line Items]
Cash consideration (in Yuan Renminbi) | ¥																													¥ 90,000